T. ROWE PRICE International Discovery Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.8%
Common Stocks 1.8%
Arcos Dorados Holdings, Class A (USD)  1,619,056 15,640
MercadoLibre (USD) (1) 58,400 97,464
Total Argentina (Cost $21,970) 113,104
AUSTRALIA 1.2%
Common Stocks 1.2%
ALS  1,405,845 14,233
Cochlear  87,249 19,714
oOh!media  15,111,508 14,354
Pilbara Minerals  7,881,948 15,235
Reliance Worldwide  4,543,063 15,314
Total Australia (Cost $62,835) 78,850
AUSTRIA 2.4%
Common Stocks 2.4%
BAWAG Group  1,790,379 130,751
Schoeller-Bleckmann Oilfield Equipment  444,634 17,672
Total Austria (Cost $106,615) 148,423
BRAZIL 1.6%
Common Stocks 1.6%
CI&T, Class A (USD) (1) 2,760,356 16,866
Intelbras Industria de Telecomunicacao Eletronica Brasileira  3,810,312 14,281
Klabin  9,859,043 38,313
Multiplan Empreendimentos Imobiliarios  3,529,300 14,982
TOTVS  2,830,200 13,925
98,367
Preferred Stocks 0.0%
Klabin  2 —
—
Total Brazil (Cost $106,262) 98,367
CANADA 9.3%
Common Stocks 9.3%
Aritzia (1) 1,396,000 45,824
AtkinsRealis Group (2) 1,030,312 44,387

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
ATS (1) 629,815 18,927
Aya Gold & Silver (1)(2) 2,903,474 32,764
BRP  232,711 16,860
Definity Financial  968,377 33,681
dentalcorp Holdings (1)(2) 2,189,507 12,607
Descartes Systems Group (1) 505,306 51,392
ERO Copper (1)(2) 2,180,126 42,634
Exchange Income (2) 658,728 23,183
Filo (1) 1,721,927 39,848
Jamieson Wellness  983,410 23,270
Kinaxis (1) 169,169 20,813
Maple Leaf Foods (2) 1,062,742 19,405
NuVista Energy (1) 2,533,914 24,538
Richelieu Hardware  689,330 20,361
Shopify, Class A (1) 490,775 30,058
Spin Master  876,724 20,073
StorageVault Canada  7,460,185 25,342
Wesdome Gold Mines (1) 3,605,144 34,703
Total Canada (Cost $444,135) 580,670
CHINA 11.7%
Common Stocks 5.9%
Atour Lifestyle Holdings, ADR (USD)  492,797 8,249
BOC Aviation (HKD)  2,438,600 21,398
Bosideng International Holdings (HKD)  50,308,000 25,147
China Resources Gas Group (HKD)  9,278,400 31,489
China Resources Mixc Lifestyle Services (HKD)  18,112,800 50,774
COSCO SHIPPING Energy Transportation, Class H (HKD) (2) 9,678,000 11,610
Greentown Service Group (HKD)  3,458,000 1,513
H World Group (HKD)  9,139,000 27,486
Haier Smart Home, Class H (HKD)  7,816,400 25,555
Kanzhun, ADR (USD)  3,680,633 49,983
Kingboard Laminates Holdings (HKD)  19,380,000 17,427
Ninebot, CDR  3,686,451 20,920
Shandong Weigao Group Medical Polymer, Class H (HKD)  27,888,400 14,151
Tsingtao Brewery, Class H (HKD) (2) 2,976,000 19,013
Wasion Holdings (HKD)  8,658,000 7,038
Yangzijiang Shipbuilding Holdings (SGD)  18,313,100 36,924
368,677
Common Stocks - China A Shares 5.8%
China Oilfield Services, A Shares (CNH)  12,001,320 25,087
CNOOC Energy Technology & Services, A Shares (CNH)  41,286,824 22,070

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Fuyao Glass Industry Group, A Shares (CNH)  3,937,218 24,556
Hongfa Technology, A Shares (CNH)  5,938,532 22,527
Huali Industrial Group, A Shares (CNH)  2,312,130 18,637
Humanwell Healthcare Group, A Shares (CNH)  4,735,500 13,074
Jason Furniture Hangzhou, A Shares (CNH)  3,262,170 11,462
Jiangsu Hengli Hydraulic, A Shares (CNH)  2,566,013 16,269
Montage Technology, A Shares (CNH)  1,671,064 13,802
Shandong Pharmaceutical Glass, A Shares (CNH)  5,794,914 19,542
Suzhou Hailu Heavy Industry, A Shares (1)(3) 15,771,740 10,393
Warom Technology, A Shares (3) 5,917,342 16,651
WUS Printed Circuit Kunshan, A Shares (CNH)  2,101,010 9,784
Xiamen Faratronic, A Shares (CNH)  1,545,243 18,551
Xuji Electric, A Shares (CNH)  6,565,100 27,722
Yankershop Food, A Shares (CNH)  3,407,580 17,937
Yantai Jereh Oilfield Services Group, A Shares (CNH)  7,665,344 33,375
YTO Express Group, A Shares (CNH)  6,609,134 13,125
Yunnan Aluminium, A Shares (CNH)  11,899,500 19,920
Zhejiang Dingli Machinery, A Shares (CNH)  1,227,200 8,923
363,407
Total China (Cost $797,608) 732,084
DENMARK 1.0%
Common Stocks 1.0%
Royal Unibrew (1) 229,060 17,984
Zealand Pharma (1)(2) 327,413 44,110
Total Denmark (Cost $24,543) 62,094
FINLAND 0.4%
Common Stocks 0.4%
Mandatum  847,596 3,926
Valmet (2) 789,532 22,360
Total Finland (Cost $24,070) 26,286
FRANCE 5.8%
Common Stocks 5.8%
Beneteau (2) 1,443,793 14,076
Coface  1,193,825 18,074
Edenred  438,121 18,243
Eramet  223,824 19,011
Esker  115,483 25,359
Eurofins Scientific  612,391 36,256

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Lectra  740,059 20,852
Nexity (1)(2) 2,105,160 23,727
Planisware (1) 1,411,332 42,469
SPIE  2,434,050 94,088
Verallia  604,982 17,795
Virbac  88,046 33,517
Total France (Cost $287,505) 363,467
GERMANY 5.4%
Common Stocks 5.4%
Adesso (2) 122,494 12,111
flatexDEGIRO  3,754,867 53,025
Hypoport (1)(2) 94,001 27,937
Knaus Tabbert (2) 340,254 11,413
Nagarro (1)(2) 179,504 15,610
Redcare Pharmacy (1)(2) 496,269 74,293
Schott Pharma (2) 1,270,318 43,780
Scout24  279,745 22,116
Siltronic (2) 719,099 58,646
Zalando (1) 759,465 19,461
Total Germany (Cost $299,248) 338,392
HONG KONG 0.4%
Common Stocks 0.4%
ASMPT  1,033,500 10,806
Impro Precision Industries  54,349,000 14,019
Total Hong Kong (Cost $31,632) 24,825
INDIA 5.6%
Common Stocks 5.6%
Astral  1,276,940 33,429
Blue Star  1,560,210 32,211
Computer Age Management Services  109,619 5,952
Craftsman Automation  65,799 4,398
CreditAccess Grameen  1,364,158 21,663
Dixon Technologies India  179,186 25,989
Info Edge India  302,312 25,423
Metro Brands  1,134,991 18,354
Page Industries  50,172 25,444
Polycab India  443,328 36,423
Sapphire Foods India (1) 885,726 17,496

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
TeamLease Services (1) 466,973 19,635
Torrent Pharmaceuticals  431,767 16,387
Vedant Fashions  1,216,449 16,739
Zomato (1) 18,465,840 50,781
Total India (Cost $167,167) 350,324
IRELAND 0.7%
Common Stocks 0.7%
Cairn Homes (GBP)  20,227,620 41,467
Total Ireland (Cost $23,888) 41,467
ITALY 4.1%
Common Stocks 4.1%
Amplifon  2,321,684 73,737
Ariston Holding  2,752,962 11,181
BFF Bank  1,931,227 21,830
Carel Industries (2) 1,487,379 27,472
Ermenegildo Zegna (USD)  3,064,085 34,624
FinecoBank Banca Fineco  2,207,033 37,467
GVS (1) 2,640,237 18,246
Interpump Group  311,679 13,517
Technoprobe (1) 2,384,725 21,698
Total Italy (Cost $175,782) 259,772
JAPAN 19.9%
Common Stocks 19.9%
Aida Engineering  575,100 3,269
Aiful  20,043,600 51,948
Daiei Kankyo  1,671,200 31,965
Daiwabo Holdings  1,211,600 22,831
Dexerials  320,800 15,401
eGuarantee  653,300 6,396
Eiken Chemical  1,076,300 17,430
Electric Power Development  1,357,500 22,441
Fukuoka Financial Group  585,400 16,420
Fuso Chemical  422,400 10,933
Hanwa  1,241,600 47,991
Hikari Tsushin  214,800 40,222
Horiba  512,500 40,562
Idec  1,074,900 22,146
IHI  1,120,300 40,869

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Konica Minolta  7,697,800 22,569
METAWATER  1,417,800 17,607
Miura  1,727,500 40,124
Modec (2) 1,040,400 19,408
Nakanishi  1,004,000 17,344
Nextage (2) 2,820,500 38,401
Nifco  517,000 13,109
Nippon Ceramic  582,900 9,645
Nippon Seiki  2,659,100 24,292
Nippon Soda  1,134,600 40,795
Nipro  3,505,100 30,608
Niterra  1,241,100 36,759
Obara Group (2)(4) 1,484,200 39,488
Persol Holdings  13,090,500 22,452
Rengo  3,764,000 26,252
Resorttrust  1,506,900 25,436
Round One  2,656,400 15,816
Sakata INX (4) 3,774,100 44,346
Sankyu  389,500 13,304
Sega Sammy Holdings  1,428,600 23,135
Shimizu  3,649,600 22,938
Sumitomo Seika Chemicals  512,700 18,167
Taiheiyo Cement  2,152,800 58,799
Takashimaya  1,243,300 23,023
Takeuchi Manufacturing  479,100 15,325
Timee (1) 636,000 6,156
Tokai Carbon (2) 4,264,000 27,326
Tokyo Century  1,676,800 17,862
Tokyo Seimitsu  358,600 24,719
Tokyo Tatemono  1,673,700 29,197
Toyo Tire  2,677,500 43,686
TRYT (1)(2) 5,988,800 17,148
Yellow Hat  1,889,800 33,083
Total Japan (Cost $1,033,985) 1,249,143
LITHUANIA 0.4%
Common Stocks 0.4%
Baltic Classifieds Group (GBP)  7,633,544 26,597
Total Lithuania (Cost $17,400) 26,597

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
MAURITIUS 0.2%
Common Stocks 0.2%
Alphamin Resources (CAD)  19,440,486 14,081
Total Mauritius (Cost $14,844) 14,081
MEXICO 0.7%
Common Stocks 0.7%
Corp. Inmobiliaria Vesta  6,858,210 20,095
Corp. Inmobiliaria Vesta, ADR (USD)  162,396 4,771
Grupo Aeroportuario del Sureste, ADR (USD)  66,647 20,027
Total Mexico (Cost $28,894) 44,893
NETHERLANDS 1.0%
Common Stocks 1.0%
Aalberts  495,271 18,938
IMCD  306,292 44,043
Total Netherlands (Cost $20,497) 62,981
NEW ZEALAND 0.3%
Common Stocks 0.3%
Fisher & Paykel Healthcare  1,133,453 21,881
Total New Zealand (Cost $1,039) 21,881
NORWAY 2.0%
Common Stocks 2.0%
Frontline  667,903 16,465
Seadrill (USD) (1) 318,400 17,515
Subsea 7  2,076,340 39,938
TGS  4,426,678 54,130
Total Norway (Cost $115,876) 128,048
SLOVENIA 0.3%
Common Stocks 0.3%
Nova Ljubljanska Banka, GDR  642,358 18,252
Total Slovenia (Cost $15,690) 18,252

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 2.6%
Common Stocks 2.6%
Aedas Homes  972,775 24,432
Amadeus IT Group  543,805 35,815
Fluidra  1,092,430 24,338
Laboratorios Farmaceuticos Rovi  826,661 79,537
Total Spain (Cost $93,927) 164,122
SWEDEN 2.5%
Common Stocks 2.5%
Beijer Ref (2) 1,984,932 31,520
Camurus (1) 353,674 22,382
Nordnet (2) 1,606,246 32,816
Norva24 Group (1) 7,012,420 20,159
Sweco, Class B  1,125,850 18,195
Trelleborg, Class B  586,716 21,804
Troax Group  360,987 8,200
Total Sweden (Cost $114,522) 155,076
SWITZERLAND 2.4%
Common Stocks 2.4%
ams-OSRAM (1) 6,825,951 9,165
DKSH Holding  499,126 39,045
Montana Aerospace (1) 2,591,388 55,138
Sensirion Holding (1)(2) 140,325 13,164
SKAN Group  117,997 10,654
Tecan Group  59,870 22,356
Total Switzerland (Cost $141,635) 149,522
UNITED KINGDOM 13.6%
Common Stocks 13.6%
Adriatic Metals, CDI (AUD) (1) 10,860,639 22,865
Ascential (2)(4) 14,584,044 107,419
Auction Technology Group (1) 3,685,515 24,068
Big Yellow Group  2,663,791 41,426
Bridgepoint Group  7,596,145 28,634
Croda International  1,094,805 56,924
Diploma  295,909 16,919
Genuit Group  4,908,824 32,258
Genus  1,270,994 29,785

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Helios Towers (1) 17,043,645 27,633
Hiscox  2,143,254 35,001
Intermediate Capital Group  1,497,121 42,259
IQE (1)(2)(4) 65,420,057 26,228
Keywords Studios  3,190,976 98,011
Oxford Nanopore Technologies (1) 4,918,215 7,659
Persimmon  1,124,656 22,934
Renishaw  434,733 21,164
Rotork  11,842,766 55,117
Spirax Group  302,231 35,285
Syncona (1) 8,073,638 12,990
Victrex  1,860,185 26,322
Watches of Switzerland Group (1) 4,122,848 21,621
Weir Group  1,202,651 31,395
YouGov  4,603,573 27,325
Total United Kingdom (Cost $703,070) 851,242
UNITED STATES 0.5%
Common Stocks 0.5%
Kosmos Energy (1) 5,233,175 28,939
Total United States (Cost $32,503) 28,939
VIETNAM 2.2%
Common Stocks 2.2%
Asia Commercial Bank  30,652,910 31,342
FPT  10,902,328 55,654
Hoa Phat Group (1) 29,795,040 32,174
Military Commercial Joint Stock Bank  15,901,200 16,477
Total Vietnam (Cost $101,037) 135,647
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.36% (4)(5) 2,541,478 2,541
Total Short-Term Investments (Cost $2,541) 2,541

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.36% (4)(5) 147,714,091 147,714
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 147,714
Total Securities Lending Collateral (Cost $147,714) 147,714
Total Investments in Securities  102.4%
(Cost $5,158,434) $ 6,418,804
Other Assets Less Liabilities (2.4)% (151,612)
Net Assets 100.0% $ 6,267,192
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2024.
(3) China A shares held through the QFII are subject to certain restrictions.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CDR China Depositary Receipt
CNH Offshore China Renminbi
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Ascential  $ (7,975) $ 43,989 $ 40,487
IQE  (5,315) 21,448 —
Nippon Soda  1,043 (1,434) 936
Obara Group  — 3,765 498
Sakata INX  (270) 13,207 862
T. Rowe Price Government Reserve Fund,
5.36% — — 2,379++
Affiliates not held at period end 32,555 (14,562) 614
Totals $ 20,038# $ 66,413 $ 45,776+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
Ascential  $ 111,644 $ — $ 48,214 $ 107,419
IQE  12,059 — 7,279 26,228
Marcopolo  43,858 — 29,296 —
Nippon Soda  53,725 — 11,496 *
Obara Group  31,492 4,231 — 39,488
Sakata INX  32,265 — 1,126 44,346
T. Rowe Price Government
Reserve Fund, 5.36% 130,552  ¤  ¤ 150,255
Total $ 367,736^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $45,776 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $343,377.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Discovery Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Discovery Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Discovery Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F38-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 294,078 $ 5,974,471 $ — $ 6,268,549
Preferred Stocks — — — —
Short-Term Investments 2,541 — — 2,541
Securities Lending Collateral 147,714 — — 147,714
Total $ 444,333 $ 5,974,471 $ — $ 6,418,804